Non-current assets held-for-sale (Tables)	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Summary of non-current assets held-for-sale

	12/31/2022	12/31/2021
Real estate	166,943	149,770
Impairment	—	(19,977)
Total	166,943	129,793